Significant Risks - Schedule of Revenue from the Customer Accounted (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 2,939,902
Percentage of revenue	17.00%
Accounts receivables, gross
Percentage of accounts receivables,gross
Customer B [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 2,821,635
Percentage of revenue	16.00%
Accounts receivables, gross
Percentage of accounts receivables,gross
Customer [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue	$ 5,761,537	$ 7,494,381
Percentage of revenue	33.00%	40.00%
Accounts receivables, gross		$ 144,432
Percentage of accounts receivables,gross
Customer C [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue		$ 3,397,499
Percentage of revenue		18.00%
Accounts receivables, gross		$ 144,432
Percentage of accounts receivables,gross		98.00%
Customer D [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue		$ 2,091,907
Percentage of revenue		11.00%
Accounts receivables, gross
Customer E [Member]
Schedule of Revenue from the Customer Accounted [Line Items]
Revenue		$ 2,004,975	$ 1,554,473
Percentage of revenue		11.00%	11.00%
Accounts receivables, gross
Percentage of accounts receivables,gross